Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	United Maritime Corporation	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 0	$ 1	$ 35,193	$ 0	$ 29,374	$ 64,568	$ 0	$ 64,568
Balance (in shares) at Dec. 31, 2022	40,000	8,180,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 12)		$ 0	1,874	0	0	1,874	0	1,874
Issuance of common stock (including exercise of warrants) (Note 12) (in shares)		779,200
Repurchase of common stock (Note 12)	$ 0	$ 0	(673)	0	0	(673)	0	$ (673)
Repurchase of common stock (Note 12) (in shares)		(264,813)						(264,813)
Dividends on common stock and participating non vested restricted stock awards (Note 12)	0	$ 0	0	0	(2,643)	(2,643)	0	$ (2,643)
Stock based compensation (Note 16)	0	0	2,522	0	0	2,522	0	2,522
Net (loss) / income	0	0	0	0	221	221	0	221
Balance at Dec. 31, 2023	$ 0	$ 1	38,916	0	26,952	65,869	0	65,869
Balance (in shares) at Dec. 31, 2023	40,000	8,694,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 12)		$ 0	(50)	0	0	(50)	0	(50)
Issuance of common stock (including exercise of warrants) (Note 12) (in shares)		0
Repurchase of common stock (Note 12)	$ 0	$ 0	(469)	0	0	(469)	0	$ (469)
Repurchase of common stock (Note 12) (in shares)		(185,363)						(185,363)
Dividends on common stock and participating non vested restricted stock awards (Note 12)	0	$ 0	0	0	(2,654)	(2,654)	0	$ (2,654)
Stock based compensation (Note 16)	0	$ 0	779	0	0	779	0	779
Stock based compensation (Note 16) (in shares)		335,000
Foreign currency translation differences	0	$ 0	0	(4)	0	(4)	0	(4)
Net (loss) / income	0	0	0	0	(3,383)	(3,383)	0	(3,383)
Balance at Dec. 31, 2024	$ 0	$ 1	39,176	(4)	20,915	60,088	0	60,088
Balance (in shares) at Dec. 31, 2024	40,000	8,844,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (Note 12)	$ 0	$ 0	(204)	0	0	(204)	0	$ (204)
Repurchase of common stock (Note 12) (in shares)		(120,622)						(120,622)
Dividends on common stock and participating non vested restricted stock awards (Note 12)	0	$ 0	0	0	(1,274)	(1,274)	0	$ (1,274)
Stock based compensation (Note 16)	0	$ 0	483	0	0	483	0	483
Stock based compensation (Note 16) (in shares)		360,000
Foreign currency translation differences	0	$ 0	0	11	0	11	2	13
Acquisition of RGI (Note 9)	0	0	0	0	0	0	3,552	3,552
Issuance of subsidiary's common stock to NCI	0	0	0	0	0	0	22	22
Net (loss) / income	0	0	0	0	(6,188)	(6,188)	(26)	(6,214)
Balance at Dec. 31, 2025	$ 0	$ 1	$ 39,455	$ 7	$ 13,453	$ 52,916	$ 3,550	$ 56,466
Balance (in shares) at Dec. 31, 2025	40,000	9,083,645